Shareholders of Global Blue Group Holding AG - Narrative (Details) € / shares in Units, € in Thousands			12 Months Ended
	Feb. 16, 2025 $ / shares	Aug. 28, 2020 EUR (€) shares	Mar. 31, 2026	Mar. 31, 2025 EUR (€) vote $ / shares shares	Mar. 31, 2025 EUR (€) vote € / shares shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2022 shares
Disclosure of classes of share capital [line items]
Share issue related cost | €						€ 3,600	€ 4,900
Other financial liabilities | €				€ 24,819	€ 24,819	€ 13,689
Public warrants, exercisable period after closing				30 days	30 days
Private warrants to shares purchase ratio (in shares per warrant)				1	1
Price per share, private warrants purchase price (in USD per share) | $ / shares				€ 11.50
Price per warrant, public warrant redemption call (in USD per share) | $ / shares				€ 0.01
Amendment approval required, public warrants (in percentage)				50.00%	50.00%
Shift4 Payments, Inc
Disclosure of classes of share capital [line items]
Transaction agreement, minimum percentage of shares tendered	90.00%
Warrants liabilities
Disclosure of classes of share capital [line items]
Number of warrants outstanding (in shares)				30,735,950	30,735,950	30,735,950
Other financial liabilities | €				€ 570	€ 570	€ 863	€ 11,449
Other equity
Disclosure of classes of share capital [line items]
Issuance of share (in shares)						9,090,900	29,764,300
Issuance of preference shars (in shares)				1,101,200	1,101,200	847,100
Number of warrants outstanding (in shares)				10,951,900	10,951,900	10,743,300	11,371,400	13,099,400
Warrants
Disclosure of classes of share capital [line items]
Public warrants issued (in shares)		21,083,307
Private warrants issued (in shares)		9,766,667
Issuance of warrants (in shares)		30,849,974
Share issue related cost | €		€ 20,200
Number of warrants outstanding (in shares)				30,735,950	30,735,950
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes, preference shares | vote				1	1
Ordinary shares | Shift4 Payments, Inc
Disclosure of classes of share capital [line items]
Price per share ( in USD per share) | $ / shares	$ 7.50
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Issuance of share (in shares)						9,090,909	8,587,786
Issuance of preference shars (in shares)				0	0	0
Number of warrants outstanding (in shares)				10,951,600	10,951,600	10,743,100	11,371,100	12,995,000
Preference Shares Series A
Disclosure of classes of share capital [line items]
Number of votes, preference shares | vote				1	1
Shares exchange ratio, preference shares to ordinary shares, put option (in ordinary shares for preference shares)				1	1
Call option, duration				20 days	20 days
Shares exchange ratio, preference shares to ordinary shares, call option (in ordinary shares per preference share)				1	1
Call option, duration of volume weighted average price calculation				30 days	30 days
Preference share redemption, duration of volume weighted average price calculation				30 days	30 days
Preference share, value attributable on change of control (in USD per share) | $ / shares				€ 10.00
Preference shares, liquidation proceeds (in USD per share) | $ / shares				€ 10.00
Issuance of share (in shares)							21,176,470
Dividend paid in kind, percentage of preference shares							5.00%
Preference Shares Series A | Shift4 Payments, Inc
Disclosure of classes of share capital [line items]
Price per share ( in USD per share) | $ / shares	10.00
Preference Shares Series A | Forecast
Disclosure of classes of share capital [line items]
Dividend rate (in percentage)			8.00%
Increase in dividend rate per year (in percentage)			1.00%
Preference shares B
Disclosure of classes of share capital [line items]
Shares exchange ratio, preference shares to ordinary shares, put option (in ordinary shares for preference shares)				1	1
Shares exchange ratio, preference shares to ordinary shares, call option (in ordinary shares per preference share)				1	1
Preferred shares, conversion into common shares, period				6 months	6 months
Preferred shares, forced conversion into common shares, period				40 days	40 days
Forced conversion into shares (in USD per share) | € / shares					€ 6.80
Preference shares B | Shift4 Payments, Inc
Disclosure of classes of share capital [line items]
Price per share ( in USD per share) | $ / shares	$ 11.81
Preference shares B | Other equity
Disclosure of classes of share capital [line items]
Issuance of share (in shares)						0	21,176,470
Issuance of preference shars (in shares)				1,101,176	1,101,176	847,059
Minimum
Disclosure of classes of share capital [line items]
Closing price per share (in USD per share) | $ / shares				€ 18.00
Redemption period, public warrants call				30 days	30 days
Minimum | Preference Shares Series A
Disclosure of classes of share capital [line items]
Exercise of put option, period				25 days	25 days
Volume weighted average price, ordinary shares (in USD per share) | $ / shares				€ 18.00
Volume weighted average price ordinary shares, preference shares (in USD per share) | $ / shares				€ 10.00
Maximum | Preference Shares Series A
Disclosure of classes of share capital [line items]
Exercise of put option, period				65 days	65 days
Maximum | Preference shares B
Disclosure of classes of share capital [line items]
Preference shares, liquidation proceeds (in USD per share) | $ / shares				€ 8.50